COMBINED CARVE-OUT STATEMENTS OF PARENTS' EQUITY - USD ($)	Parent Company Investment, net OceanPal Inc. Predecessors [Member]	Retained Earnings [Member] OceanPal Inc. Predecessors [Member]	Retained Earnings [Member]	OceanPal Inc. Predecessors [Member]	Total
Balance at the beginning at Dec. 31, 2018	$ 141,543,044	$ (103,313,797)		$ 38,229,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(1,504,222)			(1,504,222)
Net Income (loss) and comprehensive loss		(1,862,852)		(1,862,852)	$ (1,862,852)
Balance at the end at Dec. 31, 2019	140,038,822	(105,176,649)		34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Investment, net (Note 6)	4,235,856			4,235,856
Net Income (loss) and comprehensive loss		(3,795,959)		(3,795,959)	(3,795,959)
Balance at the end at Dec. 31, 2020	144,274,678	(108,972,608)		35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(3,196,728)			(3,196,728)
Net Income (loss) and comprehensive loss		750,983		750,983	750,983
Balance at the end at Nov. 29, 2021	$ 141,077,950	$ (108,221,625)		$ 32,856,325
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) and comprehensive loss			$ 134,000		134,000
Balance at the end at Dec. 31, 2021			65,000		48,149,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) and comprehensive loss			(326,000)		(326,000)
Balance at the end at Dec. 31, 2022			$ (2,321,000)		$ 76,559,000